INVENTORY - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory, Net [Abstract]
Inventory write-offs	$ 3,166	$ 4,359	$ 2,088